NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Operations (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Revenues	[1]	$ 2,503	$ 1,886	$ 1,643
Non-controlling interests	[1]	495	525	395
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Revenues		2,503	1,886	1,643
Non-controlling interests		530	525	395
Other Comprehensive Income (loss)		49	(22)	(81)
Net Income		302	300	288
Other Comprehensive Income (loss)		160	(79)	(5)
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Revenues		635	572	569
Non-controlling interests		19	19	34
Other Comprehensive Income (loss)		38	(20)	6
Net Income		78	75	138
Other Comprehensive Income (loss)		154	(78)	26
Global intermodal logistics operation
Disclosure of subsidiaries [line items]
Revenues		385
Non-controlling interests		56
Other Comprehensive Income (loss)		(33)
Net Income		22
Other Comprehensive Income (loss)		(13)
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Revenues		1,483	1,314	1,074
Non-controlling interests		455	506	361
Other Comprehensive Income (loss)		44	(2)	(87)
Net Income		202	225	150
Other Comprehensive Income (loss)		$ 19	$ (1)	$ (31)

[1]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.